Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Currently, the Company’s IT department is in charge of cybersecurity management and implementing cybersecurity and data protection work. Three cybersecurity management personnel in the IT department all graduated in computer or engineering majors with more than five years of experience in cybersecurity-related positions. The IT department continuously monitors the Company’s network and information systems, analyzes potential vulnerabilities, and implements security measures to prevent and mitigate cybersecurity risks. The IT department is involved in developing and establishing a robust process preventing, detecting, mitigating, and remedying cybersecurity incidents.

As the Company’s business mainly focuses on the production and manufacturing of traditional medical devices and supplies, the majority of the Company’s computers are only connected to the Company’s internal network environment. External networks and data are filtered and screened through the central exchange servers. Therefore, from a hardware and software perspective, the Company is not exposed to significant cybersecurity risks. To date, no risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, which have not been material, have materially affected or are reasonably likely to materially affect our business strategy, results of operations or financial condition. However, an actual or perceived breach of our cybersecurity could disrupt our production, damage our reputation, subject us to third-party lawsuits, regulatory fines or other actions or liabilities, any of which could adversely affect our business, operating results or financial condition. For further information, see “Item 3. Key Information - D. Risk Factors - Risks Related to Our Business and Industry - A breakdown in our information technology (IT) systems could result in a significant disruption to our business and Our business and operations would suffer in the event of computer system failures, cyber-attacks on our systems or deficiency in our cyber security measures.”

The Company has established the “Cybersecurity Incident Management and Emergency Response System” (“System”). This System applies to all departments and affiliated companies and subsidiaries of the Company. The objective of implementing the System is to establish a robust framework for managing and responding to network and information security incidents within the Company, effectively prevent, timely control and minimize the adverse impact of the incidents by promptly and effectively addressing such incidents, and thus maintain the continuous security of the Company’s network systems. The System includes a “Cybersecurity Incident Response Plan” tailored to the functions of the business departments and each critical business process, and account for the potential impact of varying degrees of security incidents on the cybersecurity system. The core principle of these plans is proactive preparedness, with measures being established prior to the occurrence of cybersecurity incidents. In the event of a cybersecurity incident, the System will offer and execute alternative plans, mitigating cybersecurity threats and minimizing losses. The System addresses multiple dimensions, such as cybersecurity incidents, network security vulnerabilities, information leaks, and equipment and facility failures by providing guidelines for these areas. The System also classifies cybersecurity incidents into different levels and develop corresponding strategies.

Furthermore, to ensure effective management and coordination of network and information security, the Company has established a Cybersecurity Leadership Team (the “Team”). This Team comprises the head of the technical department, the Chairman of the Board and the Secretary to the Board. Reporting directly to the Board of Directors, the Team oversees the Company’s overall network and information security work. This includes emergency coordination, command, and decision-making for significant cybersecurity incidents. The legal department of the Company will collaborate closely with the Team. Ultimately, the aim is to ensure the cybersecurity and emergency response capabilities of the Company and also meeting the relevant requirements and regulations of the U.S. Securities and Exchange Commission.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	To date, no risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, which have not been material, have materially affected or are reasonably likely to materially affect our business strategy, results of operations or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	This Team comprises the head of the technical department, the Chairman of the Board and the Secretary to the Board. Reporting directly to the Board of Directors, the Team oversees the Company’s overall network and information security work.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true